Stock-Based Compensation (Details Textual) - USD ($)	1 Months Ended				3 Months Ended			6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2018	Nov. 30, 2018	May 31, 2018	Feb. 28, 2018	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Jun. 30, 2017
Stock-Based Compensation (Textual)
Reserved shares of common stock for issuance				250,000
Fair value of common stock price per share										$ 2.30		$ 2.52
Monthly compensation amount										$ 3,000
Grant date fair value											$ 0.034
Option expiry term											10 years
Vested shares			50,000	50,000						200,000
Vested per share			$ 2.05	$ 2.30						$ 2.30
Stock-based services expense						$ 115,000				$ 469,500
Number of options, granted	175,000	175,000
Stock-based services expense related to stock-based awards amount					$ 70,217		$ 254,437	$ 189,197	$ 254,437	486,120	$ 76,794
Unrecognized stock-based compensation							319,234		319,234
Unrecognized share-based expense is expected to be recognized over a weighted average period								3 years 2 months 12 days
General and Administrative Expense [Member]
Stock-Based Compensation (Textual)
Stock-based services expense related to stock-based awards amount					$ 26,105		252,000	$ 141,105	252,000	$ 480,653	$ 2,065
Restricted Stock [Member]
Stock-Based Compensation (Textual)
Reserved shares of common stock for issuance													215,453
Employee Stock Option [Member]
Stock-Based Compensation (Textual)
Reserved shares of common stock for issuance													365,716
Stock award vesting and issued, description										The remaining 50,000 shares of the share commitment under the agreement vested in November 2018.
2016 Equity Incentive Plan and 2017 Plan [Member] | Minimum [Member]
Stock-Based Compensation (Textual)
Reserved shares of common stock for issuance										1,698,161
2016 Equity Incentive Plan and 2017 Plan [Member] | Maximum [Member]
Stock-Based Compensation (Textual)
Reserved shares of common stock for issuance										1,708,596
2016 Equity Incentive Plan and 2017 Plan [Member] | Restricted Stock [Member]
Stock-Based Compensation (Textual)
Reserved shares of common stock for issuance										2,292,265
Vested shares										215,453	215,453
Vested per share										$ 0.034	$ 0.034
2016 Equity Incentive Plan and 2017 Plan [Member] | Employee Stock Option [Member]
Stock-Based Compensation (Textual)
Vested shares											323,191
Vested per share											$ 0.014
2016 Equity Incentive Plan and 2017 Plan [Member] | Employees Directors And Consultants [Member]
Stock-Based Compensation (Textual)
Stock options weighted average exercise price for shares of common stock granted										5.34		0.035
Grant date fair value										$ 0.035		$ 0.014
Compensation expense associated with restricted common stock												$ 7,220
Number of options, granted										2,500		365,716
Stock- option liability [Member]
Stock-Based Compensation (Textual)
Reserved shares of common stock for issuance					1,881,896			1,881,896
Fair value of common stock price per share								$ 2.38
Monthly compensation amount					$ 3,000			$ 3,000
Vested shares								50,000
Stock-based services expense related to stock-based awards amount					23,563		$ 2,437	$ 27,543	$ 2,437
Common stock related to the award liability includes stock options								$ 2.30	$ 2.52
Total accrued liability					$ 38,696			$ 38,696
Shares available for future grant issuance					1,846,602			1,846,602
Stock Options [Member]
Stock-Based Compensation (Textual)
Stock options weighted average exercise price for shares of common stock granted					$ 1.11			$ 1.12
Vested shares					39,675				39,675
Number of options, granted							150,548		325,548
Vesting term, description									Vesting commences upon grant ranging over a 36 to 48 month period based on a time of service vesting condition.
Exercised, shares					93,555		0	93,555	0
Stock Options [Member] | 2017 Plan [Member]
Stock-Based Compensation (Textual)
Shares reserved, description								The shares reserved automatically increase on January 1st of each year, for a period of not more than ten years from the date the 2017 Plan is approved by the stockholders of the Company, commencing on January 1, 2019 and ending on (and including) January 1, 2027, to an amount equal to 13% of the fully-diluted shares outstanding as of December 31st of the preceding calendar year. Notwithstanding the foregoing, the Board may act prior to January 1st of a given year to provide that there will be no January 1st increase in the share reserve for such year or that the increase in the share reserve for such year will be a lesser number of shares of common stock than would otherwise occur pursuant to the preceding sentence. "Fully Diluted Shares" as of a date means an amount equal to the number of shares of common stock (i) outstanding and (ii) issuable upon exercise, conversion or settlement of outstanding Awards under the 2017 Plan and any other outstanding options, warrants or other securities of the Company that are (directly or indirectly) convertible or exchangeable into or exercisable for shares of common stock, in each case as of the close of business of the Company on December 31 of the preceding calendar year. On January 1, 2019, 498,848 shares were added to 2017 Plan as a result of the evergreen provision.
Stock Options [Member] | 2016 Equity Incentive Plan and 2017 Plan [Member]
Stock-Based Compensation (Textual)
Shares available for future grant issuance					1,881,896			1,881,896